Unconsolidated Real Estate Joint Ventures	12 Months Ended
Dec. 31, 2015
Unconsolidated Real Estate Joint Ventures [Abstract]
Unconsolidated Real Estate Joint Ventures
Unconsolidated Real Estate Joint Ventures

On October 8, 2013, the Company purchased from its partner, Atlantic of Hamburg, Germany (Atlantic), its interests in two unconsolidated real estate joint ventures, Atlantic-EPR I and Atlantic-EPR II. The Company previously accounted for its investment in these joint ventures under the equity method of accounting. The Company paid cash consideration of $18.6 million in exchange for Atlantic's interests. The Company had previously made loans to the entities that held the underlying assets in the Atlantic-EPR joint ventures totaling $33.1 million. During the year ended December 31, 2013, the Company recognized a gain on its previously held equity interest of $4.9 million from the fair value adjustment associated with the Company's original ownership due to a change in control. Additionally, the Company recognized a gain on acquisition of $3.2 million.

The Company recognized income of $505 thousand and received distributions of $646 thousand during 2013, from its equity investments in the Atlantic-EPR I and Atlantic-EPR II joint ventures. Condensed consolidated financial information for Atlantic-EPR I and Atlantic-EPR II is as follows as of and for the period ended October 8, 2013 (in thousands):

2013
Rental properties, net	$44,644
Cash	512
Atlantic-EPR II mortgage note payable to EPR (1)	11,796
Atlantic-EPR I mortgage note payable to EPR (1)	21,293
Partners’ equity	18,372
Rental revenue	4,373
Net income	1,430

(1) Atlantic-EPR I and Atlantic-EPR II mortgage notes payable to the Company were settled with the Company's acquisition of Atlantic's interests in each of these joint ventures on October 8, 2013.

In addition, as of December 31, 2015 and 2014 the Company had invested $6.2 million and $5.7 million, respectively, in unconsolidated joint ventures for three theatre projects located in China. The Company recognized income of $969 thousand, $1.3 million and $893 thousand from its investment in these joint ventures for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also received distributions from these joint ventures of $540 thousand, $810 thousand and $339 thousand during the years ended December 31, 2015, 2014 and 2013, respectively.